Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based on:		FHN Net Income Available to Common Shareholders (NIAC) (millions of $s)	FHN Return on Tangible Common Equity (ROTCE)
					FHN Total Shareholder Return	Peer Group Total Shareholder Return
2022	7,237,769	17,866,977	4,464,277	6,279,548	147.43	118.71	868	15.58%
2021	8,414,496	11,818,805	3,641,125	2,576,321	95.77	127.53	962	16.46%
2020	5,580,188	(6,406,047)	11,989,412	13,708,341	72.21	93.33	822	19.03%
2019	5,551,044	8,735,703	3,195,845	2,866,345	88.25	102.20	435	14.71%
2018	4,345,297	(10,797,091)	1,584,104	(882,136)	67.66	82.51	539	20.28%

Company Selected Measure Name	average tangible common equity
Named Executive Officers, Footnote [Text Block]

	2022	2021	2020	2019	2018
CEO	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Other NEOs	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio Daryl G. Byrd	Hope Dmuchowski Daryl G. Byrd Anthony J. Restel David T. Popwell Michael J. Brown William C. Losch III	William C. Losch III Daryl G. Byrd Michael J. Brown Anthony J. Restel	William C. Losch III Michael E. Kisber David T. Popwell Susan L. Springfield	William C. Losch III Michael E. Kisber David T. Popwell Charles T. Tuggle Jr.

Peer Group Issuers, Footnote [Text Block]	Col (g). Peer TSR. FHN uses different peer groups for different purposes. See Peer Group & Market Benchmarking beginning on page 59 for further information. For several years (including 2022) the peer group we used for a TSR performance measure used in long-term stock awards has been the Keefe, Bruyette & Woods (KBW) Regional Bank Index, which is publicly reported under the trading symbol KRX. The peer group TSR data in column (g) relates to the KRX Index. As with column (f): for each year under column (g), the table shows the dollar value of $100 invested in a fund that exactly matches the KRX index on the last trading day of 2017 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. KRX returns are market-capitalization weighted.
PEO Total Compensation Amount	$ 7,237,769	$ 8,414,496	$ 5,580,188	$ 5,551,044	$ 4,345,297
PEO Actually Paid Compensation Amount	$ 17,866,977	11,818,805	(6,406,047)	8,735,703	(10,797,091)
Adjustment To PEO Compensation, Footnote [Text Block]	Cols (c) & (e). Compensation "Actually Paid". The information presented in these columns adjusts the SCT data in specific ways prescribed by the SEC. Although the information includes amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning these two columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD thru Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2022	—	—	(4,243,600)	—	—	5,747,259	5,652,925	—	3,026,733	445,891
2021	(868,537)	—	(4,815,250)	—	—	5,089,506	1,854,007	—	1,886,146	258,437
2020	(893,748)	—	(2,000,000)	(292,327)	—	3,345,672	(11,303,923)	—	(984,190)	142,281
2019	(921,334)	—	(1,800,000)	(314,360)	—	3,991,572	1,710,514	—	299,165	219,101
2018	—	—	(1,687,490)	(468,249)	—	2,901,609	(15,876,745)	—	(103,537)	92,024
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
**    The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant. The CEO received no such award.

Non-PEO NEO Average Total Compensation Amount	$ 4,464,277	3,641,125	11,989,412	3,195,845	1,584,104
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,279,548	2,576,321	13,708,341	2,866,345	(882,136)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Cols (c) & (e). Compensation "Actually Paid". The information presented in these columns adjusts the SCT data in specific ways prescribed by the SEC. Although the information includes amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning these two columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information below.Col (e). Average Compensation "Actually Paid" data. For each year, Column (e) presents the average of the total compensation "actually paid" for the NEOs other than our CEO.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD thru Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2022	—	—	(1,848,720)	—	—	2,503,773	920,390	—	195,782	44,047
2021	—	—	(2,036,042)	—	(666,616)	1,871,856	(860,436)	—	541,862	84,572
2020	—	—	(144,375)	(28,136)	—	1,473,145	406,712	—	(39,182)	50,765
2019	(128,424)	—	(1,375,351)	(83,829)	—	1,990,342	(856,955)	—	77,411	47,306
2018	—	—	(373,584)	(103,665)	—	642,376	(2,636,488)	—	(18,145)	23,266
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
	** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant due to a severance situation.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Adjustments to SCT Total CompensationThe "actually paid" adjustments to SCT total compensation are presented in detail in Tables PVP.3a and PVP.3b above. Although some of them clearly are connected to an actually paid concept (dividends paid on stock awards during a year, for example), many are highly theoretical if the goal is to report amounts "actually paid."
Tabular List [Table Text Block]

Abbreviation	Description	Used In
ROTCE	return on average tangible common equity	PSUs
PTE	pretax earnings, also known as net income before taxes	Bonus
PPNR	pre-provision net revenue	Bonus
NIE	noninterest expense	Bonus
TSR	total shareholder return (measured from grant to vesting)	PSUs

Total Shareholder Return Amount	$ 147.43	95.77	72.21	88.25	67.66
Peer Group Total Shareholder Return Amount	118.71	127.53	93.33	102.20	82.51
Net Income (Loss)	$ 868,000,000	$ 962,000,000	$ 822,000,000	$ 435,000,000	$ 539,000,000
Company Selected Measure Amount	0.1558	0.1646	0.1903	0.1471	0.2028
PEO Name	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Additional 402(v) Disclosure [Text Block]
Cols (b) & (d). Summary Compensation Table (SCT) data. Each year we report total compensation of our CEO and of four to six additional named executive officers ("NEOs") in the Summary Compensation Table. This year's SCT—Table RC.1—appears on page 64, and this year we have five NEOs in addition to the CEO. Total compensation for each of the NEOs is presented each year in the SCT as required by SEC rules.
Col (d). Average SCT data. For each year, Column (d) presents the average total compensation for the NEOs other than our CEO. Each year, the identity of the other NEOs varies. Moreover, in three instances (including one this year), NEOs are listed that had departed before year-end. The circumstances of departure (retirement, negotiated separation, simple resignation) substantially altered the compensation outcomes for those persons in those years.
Col (f). FHN TSR. For each year under column (f), the table shows the dollar value of $100 invested in FHN common stock on the last trading day of 2017 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. For example, the "2020" row shows that value measured over the 3-year period December 31, 2017 through December 31, 2020.Col (h). FHN Net Income (NIAC). Column (h) shows, for each year, FHN's net income available to common shareholders, as reported in our 2022 Annual Report on Form 10-K in the Consolidated Statements of Income appearing in Item 8 of that Report.
Overview
SEC rules require us to discuss the relationship of the total compensation data presented above in columns (b) through (e) of Table PVP.1 to the performance measures presented in columns (f) through (i) of the Table. We do not use the total compensation data in the Summary Compensation Table for any purpose, nor do we use the adjusted total compensation data that we are required to label "actually paid" for any purpose.
Moreover, although we do use earnings and shareholder return measures for certain purposes, they are not the same measures, nor do they cover the same periods, as presented in Table PVP.1. Also, we often use, in a given year, a financial measure which is not similar to earnings, such noninterest expense (in 2022). The performance measures we use, and the context in which we use them, for 2022 are described in some detail in the Compensation Discussion & Analysis section of this proxy statement, beginning on page 49. The following discussions provide a high level overview of the performance measures we use, and how we have used them, during the past five years. Those discussions attempt to relate what we actually do to Table PVP.1 where possible.

Compensation Data
TDC
For many years, following the advice of the Compensation Committee's independent consultants, the Committee has focused on three components of compensation over which the Committee has substantial and regular control: salary; annual bonus; and long-term incentives. The sum of these three components widely is called total direct compensation, or TDC. The three TDC components are discussed at length under the caption Total Direct Compensation (TDC) beginning on page 54.
The Compensation Committee approves each TDC component for each executive each year, but does not try to relate TDC, as a single total amount, to performance. Regarding performance, the Committee focuses on outcomes of two TDC components: annual bonus and the PSU portion of long-term incentives. Moreover, the Committee generally manages the performance aspects of each performance component separately from the other. For 2022, these aspects are discussed above under the caption Financial Performance Related to Incentives beginning on page 50. The following discussion elaborates on those topics with a focus on the past five years.
Salary
A person's salary strongly reflects his or her position and seniority and is heavily impacted by competitive forces (peer benchmarking etc.). Although salary can reflect performance by the person over many years cumulatively, and in a given year a raise may reflect recent performance, generally an executive's salary overall does not reflect personal performance in any direct manner. Moreover, except possibly for the CEO, salary is extremely insensitive to recent performance by the company overall.
Bonus
The target amount of annual bonus opportunity similarly is driven strongly by position and seniority, and not by recent past performance. In contrast, bonus outcomes each year are strongly driven by performance over the course of the bonus year.
Executive bonus performance measures vary from year to year, reflecting what the Compensation Committee wants management to focus most upon during that year.
Long-Term Incentives & PSUs
During the five years 2018-2022, FHN has included performance stock units (PSUs), restricted stock units (RSUs), and stock options in its annual mix of LTI awards. Stock options were discontinued after 2020, and during past few years PSUs have become the dominant award type, accounting for 60% of the executive LTI mix.
As with bonus, the target amount of a person's PSU award is driven strongly by position and seniority rather than by recent past performance. PSU outcomes for each 3-year performance period, above or below target, are substantially driven by company performance. Unlike bonuses, PSU performance measures are entirely set at grant, are entirely quantitative, always are multi-year, and allow no post-grant adjustments.
SCT "Total Compensation"
Total compensation as reported in the SCT (used for columns (b) and (d) in Table PVP.1) is significantly driven by the three TDC components, with two important differences: actual bonus paid is presented rather than target bonus opportunity; and stock awards granted during a year are valued using GAAP, which sometimes differs from the simpler approach (stock value at grant times the target number of shares granted) used by the Compensation Committee. If those were the only differences, then SCT total compensation would be a fairly close substitute for TDC in most years for most executives.
However, the SCT adds several additional amounts which have no relation to TDC and which, generally, either are uncontrollable by the Committee or can be managed only over a very long time horizon. Those additional amounts can be highly variable as well. For us, the non-TDC additions to SCT total compensation that were the most noteworthy in the past five years were "all other compensation" and "change in pension value."
All Other Compensation
All other compensation is a catch-all category. For our CEO over the past five years, the amount has been consistently well below $200,000, and primarily consisted of perquisites and an extension of our savings plan match beyond applicable IRS limits. Other NEOs had similar, though usually lower, amounts reported as other compensation, but also had, in some years, much larger amounts associated with contractual rights given them by IBKC prior to our merger of equals that closed in 2020. For former IBKC executives, all other compensation was extremely high in 2020, ranging from $8 million to $23 million. Those aberrational numbers significantly impact the averages reported in Table PVP.1.
Pension Change
Over the past five years, the CEO and one or two of the other NEOs were reported as participants in our pension plans. Our pension plans were frozen in 2012; monthly retirement benefits of participants have not been allowed to increase or decrease for the past decade. SCT rules require us to report the actuarial change in present value of each executive's pension benefit. This calculation, which does not reflect any change at all in actual benefits owed, is driven largely by changes in interest rates and life expectancy. For our CEO, this calculation can yield an SCT amount of nearly $1 million in a given year, a level which is more likely if interest rates are falling or are low. Over the past five years, the SCT pension number has contributed: nearly 20% to the CEO's SCT total compensation in one year; over 10% in two years, and zero in two years. For the other NEOs, the pension change amount during that period either was zero (very common) or a relatively minor amount in relation to their SCT total compensation.
"Actually Paid" is a Misnomer
FHN believes that the required label—"actually paid"—is misleading. For example, change in pension value (included in the SCT) is replaced with pension service costs as reported in our financial statements. Like the change in value used for the SCT, the pension service cost used in Table PVP.1 does not reflect any amount actually paid to any executive, nor any increase in future payments owed. As another example, the adjusted stock award information in Table PVP.1 is an attempt to assign a dollar value, on a per-year basis, to stock awards that are not paid until several years after grant. While such an attempt may be theoretically useful, it does not represent an amount paid to anyone, "actually" or otherwise.
Overview: Table PVP.1 vs. Actually Used
Table PVP.1 presents three performance measures: TSR for us and for peers (cols. (f) and (g)); NIAC for us (col. (h)); and ROTCE for us (col. (i)). For each year, TSR is shown using year-end 2017 as the start point measured through the year in question. In other words, the "2018" row shows a one-year TSR, "2019" shows a two-year TSR, etc. NIAC and ROTCE are presented in Table PVP.1 as single-year amounts for each of the five years as reported in our annual reports, without any adjustment.
During the past five years, as examined in more detail below, we used TSR for long-term performance awards measured from grant to vesting, roughly three years. While Table PVP.1 shows TSR figures, all use the same start date for each year. We use a different (recent) start date for each grant. Also, the peer TSR shown in Table PVP.1 is the performance of the KRX index. Fifty banks comprise the KRX index, which vary over time. Also, the index is market-weighted, which means the largest five or ten banks substantially outweigh the smallest five or ten in terms of impact on KRX performance. We decided many years ago to rank our TSR among the 50 KRX banks rather than compare it to the index, with top-quartile performance resulting in top payout. As a result, our use of TSR is completely different from what is presented in Table PVP.1.
Also, during the past five years, we did not use NIAC for any award. We used adjusted ROTCE (not as reported in our annual reports) measured over successive three-year periods and compared to the ROTCEs of each of our peers. The adjustments to our ROTCE are similar from year to year, generally excluding: impacts which management cannot control, such as litigation; events that create many-year gains or losses recognized in a single year; accounting changes; and the results of business units being wound down. The adjustments can be substantial. For example, in 2020 we recognized a very large gain related to the IBKC merger; that gain was excluded from our ROTCE calculations for PSUs.
Qualitative or subjective measures also are considered each year and sometimes can have a significant impact on an outcome.
The following table maps which KPIs were used during the past five years, and how they were used. The table focuses on quantitative KPIs, but does mention qualitative KPIs for certain bonus years (i.e., MOE Integration and Credit Quality), and also provides a fully-adjusted corporate outcomes column, which includes the impact of qualitative adjustments to "corporate" (company-wide) outcomes. The impacts of personal plan outcomes for individual executives are not reported in the table, except for the CEO in the right-most column. In the table, "MOE" refers to FHN's merger of equals with IBKC that closed in 2020.
Table PVP.5
Quantitative & Qualitative KPI Uses and Outcomes 2018-2022

Year	TDC Component	Component Percentage of CEO's TDC	KPI Drivers* of Outcomes & Weightings	KPIs were Measured Against	Calculated Outcomes (% of target)	Fully-adj'd Corporate Outcomes (% of target)	CEO Personal Ratings & Overall Outcomes (% of target)
2022	Bonus	23%	PTE (60%) NIE (40%)	Budget	PTE 141% NIE 70%	115%	Pers 100% Overall 115%
	PSUs	37%	ROTCE (main driver) TSR (modifer)	KRX Peers	performance perod has not ended	discretionary adjustments not permitted	na

Year	TDC Component	Component Percentage of CEO's TDC	KPI Drivers* of Outcomes & Weightings	KPIs were Measured Against	Calculated Outcomes (% of target)	Fully-adj'd Corporate Outcomes (% of target)	CEO Personal Ratings & Overall Outcomes (% of target)
2021	Bonus	23%	PPNR (50%) MOE Integration (non-quant) (40%) Credit Quality (non-quant) (10%)	Budget	PPNR 95% MOE 100% Credit 125%	100%	Pers 100% Overall 100%
	PSUs	37%	ROTCE (main driver) TSR (modifier)	KRX Peers	performance period has not ended	discretionary adjustments not permitted	na
2020	Bonus (Post-MOE Half of Yr only)	24%	PPNR (50%) MOE Integration (non-quant) (50%)	Budget	PPNR 109% MOE 100%	104.5%	Pers 125% Cash 80% RSUs 45%
	PSUs	37%	ROTCE (main driver) TSR (modifier)	KRX Peers	performance has not yet been determined	discretionary adjustments not permitted	na
2019	Bonus	29%	PTE (60%) NIE (40%)	Budget	PTE 107% NIE 100%	110%	Pers 108% Overall 119%
	PSUs	31%	ROTCE (main driver) TSR (modifier)	KRX Peers	ROTCE 150% TSR 125%	discretionary adjustments not permitted	na
2018	Bonus	28%	PTE (75%) NIE (25%)	Budget	PTE 93% NIE 93%	93%	Pers 100% Overall 93%
	PSUs	26%	ROTCE	KRX Peers	133%	discretionary adjustments not permitted	na

Observations & Analysis
Performance is a Big Part of TDC Mix. The CEO's TDC mix over this period has consisted mainly (60%) of performance-based components: annual bonus and PSUs. The mix of other senior executives similarly is performance-heavy, typically at least half.
Income Measures are Critical KPIs. Of all the KPIs, the most-used and most-heavily weighted each year is an income- or earnings-oriented measure such as ROTCE, PTE, or PPNR. NIE is an important but secondary KPI during most of these years.
Our TSR has Lagged. Columns (f) and (g) in Table PVP.1 on page 80 show that our TSR, measured in the manner required by the SEC's rules, lagged behind the KRX index until 2022. Our pre-2022 TSR performance appears to be somewhat worse than we might have chosen to present because all five periods use the same start date which, in hindsight, was near a multi-year high point for us in relation to peers and to the KRX index. However, the inference from the table is correct that, for many of the past five years, our market-price stock performance generally has lagged.
Although we cannot know with certainty why our TSR lagged, we believe a significant factor may have been the market's perception that, because of our 2017 acquisition of $10 billion Capital Bank and our 2020 merger of equals with $30 billion IBKC, our businesses had higher risk than most of our peers, resulting in a merger-risk discount for a few years connected with each event. Another significant factor may have been our decision to position our loans and investments to take advantage of rising interest rates at the expense of current yields. During much of this period, interest rates remained stubbornly low, rising appreciably only in 2022. Finally, fee revenues from our fixed income business during several of the low-interest years was quite high, helping to counteract the drag on revenues (and ROTCE) from lower yielding loans and investments. Also, before 2022, mortgage-related lending was robust and carried higher margins than many other loan portfolios. We believe the market discounted the value of those two businesses because they are strongly cyclical, even though, for us, they shored up revenues during relatively lean years for traditional banking
TSR was Added to PSUs in 2019 to Help Address the Lag. For the most recent four of these five years, we have used TSR (ranking us among KRX peers) as an adjustment, up or down, to the 3-year ROTCE outcome of PSUs. The Committee provided an incentive directly focused on stock performance by adding this feature.
We use TSR Differently than is Shown in Table PVP.1. Column (g) of the table shows TSR based of the KRX index, not of the KRX peer banks. The index performance is a blend of 50 banks' stocks weighted by market capitalization, which varies over time. Using market-cap weighting gives the largest banks in the index a much higher impact on index performance than the smallest banks, and also favors the "winners" over time. In 2019 our Compensation Committee chose to rank our TSR against the separate TSRs of the 50 peer banks in the index, rather than compare our TSR to the TSR of the index. Due to industry consolidation our size within the context of the KRX index was changing, and membership within the index also was changing as smaller regional banks were acquired and community banks aggregated into new small regional ones. Because TSR was (and is) being used for 3-year awards, the Compensation Committee believed that using the index alone would mostly measure us against the top 10 or 20 banks rather than all 50. Also, ROTCE was and still is used to rank us among the 50 KRX index banks, and the Committee believed using TSR in the same manner made sense.
Only One Group of the TSR PSUs has Vested. Only the oldest of those PSUs with the TSR feature, from 2019, have vested thus far. For those, the TSR calculation was substantially impacted by our pending all-cash acquisition by TD, which was announced before the TSR end-date occurred.
Three-Year Adjusted ROTCE for the two most-recently Vested PSUs was excellent. Our adjusted ROTCE performance was 133% for the 2018 PSUs and 150% (the maximum) for the 2019 PSUs. Both performance periods were heavily impacted by the IBKC merger of equals, though the gains and transaction expenses associated with that merger were adjusted out of our ROTCE results. Note that: the pending TD acquisition had no impact on
ROTCE; and, because ROTCE is a ratio rather than a dollar number, the substantial increase in our size caused by the IBKC merger did little to improve our ranking against peers. ROTCE performance is improved by growing earnings faster than common equity, and the IBKC merger massively increased both our earnings and our common equity.
Our NIAC (net income available to common) rose and fell appreciably during this period. The rise in 2020 was driven by adding about 6 months of earnings from IBKC's operations after that merger closed, plus a large accounting gain from that transaction, moderated significantly by unusually high provisioning for loan losses during the pandemic plus merger-associated expenses. NIAC in 2021 was bolstered by a full 12 months of earnings from IBKC's operations along with partial release of the large loan-loss reserves created in 2020. NIAC in 2022 fell modestly as provisioning returned to a more normal pattern, along with a sharp drop in income from fixed income and mortgage due to the sharply rising interest environment, partly offset by improved loan margins.
The ups and downs of our NIAC over these five years generally parallel the ups and downs of our CEO's total compensation reported in the SCT. As mentioned above, the Committee does not manage the CEO's total direct compensation against our net income, and does not use the SCT's "total compensation" figure for any purpose. However, the ups and downs of CEO's total compensation under the SCT very roughly align with those of our NIAC, as illustrated in the following graph. The CEO's TDC, which includes "target" rather than earned bonuses, follows the NIAC trends less closely but has risen as has NIAC.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	return on average tangible common equity
Non-GAAP Measure Description [Text Block]
Col (i). Return on Tangible Common Equity (ROTCE). Column (i) shows, for each year, FHN's return on average tangible common equity, as reported in our 2022 Annual Report on Form 10-K in the Key Performance Indicators table appearing in Item 7 of that Report. For many years (including 2022), the primary performance measure used in FHN's long-term stock awards has been ROTCE, subject to several adjustments selected at the time of grant. The data in column (i) is not adjusted. ROTCE is a non-GAAP financial measure, which means it is not reported in conformity with financial accounting principles applicable to FHN. ROTCE differs from the GAAP ratios return on equity (ROE) and return on common equity (ROCE) by deducting from total equity (used for ROE) the interests of preferred stockholders (resulting in ROCE), and further deducting goodwill and other intangible assets (resulting in ROTCE). A reconciliation of ROTCE to GAAP is presented in a table near the end of Item 7 in our 2022 Annual Report on Form 10-K.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	pretax earnings, also known as net income before taxes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	pre-provision net revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	noninterest expense
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	total shareholder return (measured from grant to vesting)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
PEO [Member] | Adjustment, Equity Method Adjustment, Pension Plan Change In Value per GAAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (868,537)	$ (893,748)	$ (921,334)	$ 0
PEO [Member] | Adjustment, Equity Method Adjustment, Pension Service Cost Per GAAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,243,600)	(4,815,250)	(2,000,000)	(1,800,000)	(1,687,490)
PEO [Member] | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(292,327)	(314,360)	(468,249)
PEO [Member] | Adjustment, Equity Method Adjustment, Awards Forfeited During Year (Using Prior YE Values) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Adjustment, Equity Method Adjustment, YE Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,747,259	5,089,506	3,345,672	3,991,572	2,901,609
PEO [Member] | Adjustment, Equity Method Adjustment, Year-Over-Year Value Change In Older Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,652,925	1,854,007	(11,303,923)	1,710,514	(15,876,745)
PEO [Member] | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,026,733	1,886,146	(984,190)	299,165	(103,537)
PEO [Member] | Adjustment, Equity Method Adjustment, Dividends Paid On Awards During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,891	258,437	142,281	219,101	92,024
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Pension Plan Change In Value per GAAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(128,424)	0
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Pension Service Cost Per GAAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,848,720)	(2,036,042)	(144,375)	(1,375,351)	(373,584)
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(28,136)	(83,829)	(103,665)
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Awards Forfeited During Year (Using Prior YE Values) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(666,616)	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, YE Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,503,773	1,871,856	1,473,145	1,990,342	642,376
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Year-Over-Year Value Change In Older Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	920,390	(860,436)	406,712	(856,955)	(2,636,488)
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,782	541,862	(39,182)	77,411	(18,145)
Non-PEO NEO [Member] | Adjustment, Equity Method Adjustment, Dividends Paid On Awards During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,047	$ 84,572	$ 50,765	$ 47,306	$ 23,266